Share-Based Payment Plans - Stock Options (Details) shares in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options (in shares) | shares	2.8
Weighted average remaining contractual life (in years)	4 years 3 months 18 days
Weighted average exercise price (in dollars per share)	$ 9.66
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)		$ 5.00
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)		48.00
5.00 - 8.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options (in shares) | shares	2.3
Weighted average remaining contractual life (in years)	5 years
Weighted average exercise price (in dollars per share)	$ 6.71
5.00 - 8.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)		5.00
5.00 - 8.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)		6.00
22.00 - 30.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options (in shares) | shares	0.5
Weighted average remaining contractual life (in years)	1 year 1 month 6 days
Weighted average exercise price (in dollars per share)	$ 23.69
22.00 - 30.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)		22.00
22.00 - 30.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)		$ 30.00